CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Current Assets:
Cash and cash equivalents	$ 1,862	$ 2,560
Restricted cash	33	33
Trade accounts receivable, net	2,408	2,445
Other current assets	805	581
Assets held for sale		791
Total Current Assets	5,108	6,410
Non-Current Assets:
Property and equipment, net	487	562
Goodwill	12,501	12,501
Intangible assets and other, net	162	277
Total Non-Current Assets	13,150	13,340
TOTAL ASSETS	18,258	19,750
Current Liabilities:
Short-term bank credit and others	149	217
Trade accounts payable	992	1,256
Deferred revenues	1,089	712
Other current liabilities	866	950
Liabilities held for sale		467
Total Current Liabilities	3,096	3,602
Non-Current Liabilities
Accrued severance pay, net	398	408
Loans from banks and others	223	281
Derivative liabilities - warrants	334	370
Total Non-Current Liabilities	955	1,059
Commitments and contingencies (Note 4)
Total Equity	14,207	15,089
TOTAL LIABILITIES AND EQUITY	$ 18,258	$ 19,750